Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (loss) Income Per Share of Ordinary Shares (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Accounting Policies [Abstract]
Diluted weighted average ordinary shares outstanding	2,363,217	32,369,251	14,796,657	32,369,251	32,369,251	25,579,130
Diluted net income per ordinary share	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17	$ 0.26	$ 0.15
Class A non-redeemable and Class B [Member]
Accounting Policies [Abstract]
Diluted weighted average ordinary shares outstanding	9,122,313	9,122,313	9,122,313	9,122,313
Diluted net income per ordinary share	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17